                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   4/30/04

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Investment Grade Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2004.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/04

TRUST FOR INVESTMENT GRADE MUNICIPALS
SYMBOL: VGM
------------------------------------------------------
AVERAGE ANNUAL                BASED ON      BASED ON
TOTAL RETURNS                   NAV       MARKET PRICE

Since Inception (01/24/92)     8.24%          6.94%

10-year                        7.85           6.64

5-year                         6.89           4.71

1-year                         2.04          -4.19

6-month                        1.02          -3.80
------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

Van Kampen Trust for Investment Grade Municipals is managed by the adviser's Municipal Fixed Income team.(1) Current members include Thomas Byron, Vice President; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The state of the U.S. economy remained mixed over the six-month period under review. On the positive side, economic growth continued to be robust, with Gross Domestic Product growth topping 4 percent in both the last quarter of 2003 and, preliminarily, the first quarter of this year. While this strength in output has historically triggered fears of rising interest rates, yields remained stubbornly low across the municipal curve. These low yields were partly the result of the continued low levels of observed inflation in the U.S. economy. Unfortunately, they also reflected continuing weakness in the job market, which remained soft throughout the period. The soft job numbers, coupled with persistently low inflation, led the Federal Open Market Committee (the Fed) to maintain its accommodative stance throughout the period.

The surprisingly rapid job growth data released in April, coupled with rapidly rising commodity and high oil prices, led many investors to fear that the Fed would be forced to raise interest rates earlier than the market initially expected. As a result, bond yields across all major sectors spiked in April.

Supply of new municipal bonds in calendar 2003 hit record levels as municipalities moved to take advantage of historically low interest rates. Many cities and states sought to reduce expenditures by refinancing existing debt and replacing it with lower-yielding bonds. In other cases, municipalities attempted to meet current and future funding needs by issuing new debt. This activity slowed in the first months of 2004.

The low interest rates that prevailed over much of the period also had an impact on the demand for municipal bonds. Retail and institutional investor activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yield levels and reinvest at lower yields. However, the period was marked by rising activity among non-traditional investors, such as hedge funds and insurance companies seeking to take advantage of the attractiveness of municipal bonds relative to some taxable securities. Additionally, investors' search for yield led to significant outperformance by lower-rated bonds with greater credit risk. Sectors such as health care, with a preponderance of lower-rated issues, performed particularly well.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On both an NAV basis and a market-price basis, the trust underperformed its benchmark, the Lehman Brothers Municipal Bond Index. (See table below.)

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are typically reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. As yields rose toward the end of the period, the prices of bonds declined. The trust's use of leverage magnified this negative movement, leading to a slightly lower total return at NAV than that of its benchmark, which is not leveraged.

Our analysis of the macroeconomic environment, coupled with the levels of interest rates near multi-decade lows, led us to believe that interest rates were more likely to rise than to fall further. As a result, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark in order to limit the potentially damaging impact of any increase in interest rates. This approach hampered the trust's returns as interest rates fell for much of the period; however, it helped to buoy returns when interest rates soared in the final weeks of the period.

The trust's performance was also modestly hampered by its bias, relative to the benchmark, toward high-quality securities. Municipal bond investors during the period responded to the improving economy by reducing the yield spreads between higher- and lower-rated bonds (yield spreads reflect the premium demanded by Investors to buy lower-rated bonds). As a result, lower-quality bonds outperformed. The portfolio had approximately 88 percent exposure to bonds rated AA/Aa or higher at the end of the period.

We adjusted the portfolio's term structure in anticipation of rising interest rates. Our research showed that the intermediate portion of the curve offered the most promising total-return potential. As a result, we focused our purchases on

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       1.02%        -3.80%             1.19%
----------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

the 14- to 19-year segment of the curve. Many of the securities we identified had the added appeal of premium coupons and 10-year call dates, which served to add income to the portfolio while limiting its interest-rate exposure.

Our trading activity during the period was well below traditional norms because we wanted to avoid having to reinvest into securities with low yields. That said, we were able to make selective relative-value trades among securities and sectors as they moved into and out of fair value. Some of these acquisitions were funded by the sale of securities at the short end of the yield curve, which our analysis showed to be vulnerable to rising rates. In other cases we sold bonds that met their performance objectives. We reinvested this cash into securities with more promising total-return characteristics.

The trust's portfolio remained well diversified during the period, with its holdings spread across many major municipal-bond sectors. We believe this long-standing strategy helps to minimize the risk of over-concentration in any single sector, while also giving the portfolio exposure to as many potential sources of return as possible. The three largest sector exposures at the end of the period were general purpose, public education and higher education.

As mentioned above, the portfolio's below-market duration served it well in the final weeks of the period, when interest rates rose sharply. While it is impossible to predict how long this trend will hold, we believe that the trust is well positioned to weather further increases in rates. We look forward to becoming more active in seeking attractive structures and relative-value trading opportunities now that rates have moved into a more normal range.

TOP 5 SECTORS AS OF 4/30/04                 RATINGS ALLOCATIONS AS OF 4/30/04
General Purpose               23.5%         AAA/Aaa                        79.7%
Public Education              11.4          AA/Aa                           8.7
Higher Education               9.1          A/A                             8.4
Transportation                 8.7          BBB/Baa                         2.3
Health Care                    8.3          BB/Ba                           0.3
                                            B/B                             0.2
                                            Non-Rated                       0.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  156.9%
           ALABAMA  1.4%
$   750    Birmingham Baptist Med Ctr AL Baptist Hlth
           Sys Ser A..................................         5.875%  11/15/24  $     785,857
  1,565    Jefferson Cnty, AL Swr Rev Impt Wts Ser A
           (Prerefunded @ 02/01/11) (FGIC Insd).......         5.000   02/01/41      1,711,265
    435    Jefferson Cnty, AL Swr Rev Impt Wts Ser A
           (Prerefunded @ 02/01/11) (FGIC Insd).......         5.000   02/01/41        478,130
  3,000    Jefferson Cnty, AL Wts Ser A (AMBAC
           Insd)......................................         5.000   04/01/09      3,267,450
                                                                                 -------------
                                                                                     6,242,702
                                                                                 -------------
           ARIZONA  2.4%
  4,225    Arizona Tourism & Sports Auth Multipurpose
           Stadium Fac Ser A (MBIA Insd)..............         5.375   07/01/23      4,462,572
  2,800    Phoenix, AZ Civic Impt Corp Arpt Rev Jr
           Lien (FGIC Insd) (AMT).....................         5.375   07/01/29      2,821,560
  3,125    Salt River Proj AZ Agric Impt Salt River
           Proj Ser A Rfdg............................         5.250   01/01/06      3,299,594
                                                                                 -------------
                                                                                    10,583,726
                                                                                 -------------
           CALIFORNIA  12.9%
  2,895    ABC CA Uni Sch Dist Cap Apprec Ser B (FGIC
           Insd)......................................           *     08/01/20      1,253,911
  1,300    Anaheim, CA Pub Fin Auth Lease Rev Pub Impt
           Proj Ser C (FSA Insd)......................         6.000   09/01/16      1,508,286
  3,000    California St (AMBAC Insd).................         5.125   10/01/27      3,009,270
  1,000    California St Dept Wtr Res Pwr Ser A.......         6.000   05/01/15      1,106,170
  2,000    California St Dept Wtr Res Pwr Ser A (AMBAC
           Insd)......................................         5.500   05/01/16      2,182,960
  4,000    California St Dept Wtr Res Pwr Ser A (AMBAC
           Insd)......................................         5.375   05/01/18      4,285,800
  1,320    California St Dept Wtr Res Pwr Ser A (MBIA
           Insd)......................................         5.125   05/01/19      1,372,087
  1,000    California St Pub Wks Brd UCLA Replacement
           Hosp Ser A (FSA Insd)......................         5.375   10/01/20      1,059,640
  2,000    El Dorado, CA Irr Dist Ctfs Ser A (FGIC
           Insd)......................................         5.000   03/01/21      2,036,340
  2,000    Florin, CA Res Consv Dist Cap Impt Elk
           Grove Wtr Svc A (MBIA Insd)................         5.000   09/01/33      1,983,140
  3,000    Florin, CA Res Consv Dist Cap Impt Elk
           Grove Wtr Svc B (MBIA Insd)................         5.000   03/01/33      2,974,890
  2,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Cap Apprec Rfdg (MBIA Insd)............           *     01/15/17      1,021,940
 20,750    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Sr Lien Ser A (Escrowed to Maturity)...           *     01/01/23      7,907,202
  3,000    Fremont, CA Uni Sch Dist Ser A (FGIC
           Insd)......................................         5.000   08/01/25      3,020,760
  2,500    Los Angeles, CA Uni Sch Dist Ser A (FSA
           Insd)......................................         5.250   07/01/20      2,644,250
  4,020    Oakland, CA Uni Sch Dist (FGIC Insd).......         5.250   08/01/18      4,249,783

 6                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 3,000    Port Oakland, CA Ser M (FGIC Insd).........         5.250%  11/01/18  $   3,179,700
  2,000    Salinas, CA Uni High Sch Dist Ser A (MBIA
           Insd)......................................         5.000   06/01/27      2,006,440
  3,000    San Francisco, CA City & Cnty Second Ser
           Issue 29 B Rfdg (FGIC Insd)................         5.125   05/01/20      3,111,660
  1,210    Santa Clara, CA Elec Rev Sub Ser A (MBIA
           Insd)......................................         5.250   07/01/19      1,283,556
  3,745    Santa Clarita, CA Cmnty College (FGIC
           Insd)......................................         5.000   08/01/23      3,804,208
  3,000    Temecula, CA Redev Agy Tax Temecula Redev
           Proj No 1 (MBIA Insd)......................         5.250   08/01/36      3,025,830
                                                                                 -------------
                                                                                    58,027,823
                                                                                 -------------
           COLORADO  2.6%
  4,000    Adams & Arapahoe Cntys CO Sch Dist 28 Ser A
           (FSA Insd).................................         5.250   12/01/20      4,252,160
  1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
           E-470 Proj Ser B (Prerefunded @
           08/31/05)..................................         6.950   08/31/20      1,101,510
  2,000    Aurora, CO Ctfs Part (AMBAC Insd)..........         5.500   12/01/30      2,079,300
  1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
           Initiatives Ser A..........................         5.500   03/01/32      1,025,820
  1,125    Colorado Hlth Fac Auth Rev Hosp Portercare
           Adventist Hlth.............................         6.500   11/15/31      1,220,400
     76    Colorado Hsg Fin Auth Single Family Pgm Sr
           Ser B1 (AMT)...............................         7.650   11/01/26         77,909
  1,805    Lakewood, CO Ctfs Part (AMBAC Insd)........         5.300   12/01/16      1,935,736
                                                                                 -------------
                                                                                    11,692,835
                                                                                 -------------
           CONNECTICUT  1.1%
  2,750    Bridgeport, CT Ser A Rfdg (FGIC Insd)......         5.375   08/15/14      2,995,190
  1,830    Connecticut St Spl Oblig Pkg Rev Bradley
           Intl Arpt Ser A (AMT) (ACA Insd)...........         6.600   07/01/24      1,964,194
                                                                                 -------------
                                                                                     4,959,384
                                                                                 -------------
           DISTRICT OF COLUMBIA  1.0%
  2,000    District of Columbia Rev Friendship Pub
           Charter Sch Inc (ACA Insd).................         5.750   06/01/18      2,126,560
    505    District of Columbia Ser E (Prerefunded @
           06/01/03) (FSA Insd).......................         6.000   06/01/13        516,857
  2,000    Metropolitan Washington DC Arpt Auth Sys
           Ser A (AMT) (FGIC Insd)....................         5.250   10/01/32      2,005,300
                                                                                 -------------
                                                                                     4,648,717
                                                                                 -------------

See Notes to Financial Statements                                              7

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           FLORIDA  10.3%
$10,335    Dade Cnty, FL Spl Oblig Cap Apprec Ser B
           Rfdg (Prerefunded @ 10/01/08) (AMBAC
           Insd)......................................           *     10/01/26  $   2,995,806
  3,000    Escambia Cnty, FL Hlth Fac Auth Hlth Fac
           Rev FL Hlthcare Fac Ln (AMBAC Insd)........         5.950%  07/01/20      3,133,920
  2,500    Florida St Brd Ed Cap Outlay Pub Ed Ser C
           (FGIC Insd)................................         5.750   06/01/29      2,690,500
  1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
           Insd)......................................         6.000   07/01/14      1,139,090
  1,400    Florida St Dept Corrections Ctf Part
           Okeechobee Correctional (AMBAC Insd).......         6.250   03/01/15      1,477,882
  1,200    Gulf Breeze, FL Rev Loc Govt Ln E (FGIC
           Insd) (a)..................................         5.050   12/01/20      1,270,452
  1,900    Gulf Breeze, FL Rev Loc Govt Ln E (FGIC
           Insd) (a)..................................         5.150   12/01/20      2,073,584
  1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys Ser D...................         5.375   11/15/35      1,003,300
  4,550    Hillsborough Cnty, FL Sch Dist (AMBAC
           Insd)......................................         5.375   10/01/17      4,901,123
  2,000    Jacksonville, FL Sales Tax Rev Better
           Jacksonville (MBIA Insd)...................         5.250   10/01/19      2,129,080
  1,000    Jea, FL Elec Sys Rev Ser 3 Ser A...........         5.500   10/01/41      1,024,420
  2,000    Miami-Dade Cnty, FL Aviation Miami Intl
           Arpt (FGIC Insd)...........................         5.375   10/01/27      2,045,840
  2,000    Miami-Dade Cnty, FL Aviation Ser A (FSA
           Insd) (AMT)................................         5.125   10/01/35      1,986,920
  2,000    Miami-Dade Cnty, FL Hlth Fac Miami Children
           Hosp Ser A Rfdg (AMBAC Insd)...............         5.000   08/15/20      2,037,240
  1,980    Miami-Dade, FL Sch Brd Ser C (FSA Insd)....         5.500   10/01/13      2,189,306
  2,000    Palm Beach Cnty, FL Sch Brd Ctf Ser E Rfdg
           (AMBAC Insd)...............................         5.250   08/01/11      2,210,900
  1,655    Reedy Creek Impt Dist FL Ser A Rfdg (AMBAC
           Insd)......................................         5.500   06/01/11      1,856,116
  3,465    Reedy Creek Impt Dist FL Ser C (AMBAC
           Insd)......................................         4.750   06/01/15      3,511,535
  1,210    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
           Insd)......................................         5.500   07/01/14      1,329,052
  1,000    Tallahassee, FL Lease Rev FL St Univ Proj
           Ser A (MBIA Insd)..........................         5.500   08/01/17      1,087,570

 8                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 1,250    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
           Ser A......................................         5.750%  07/01/19  $   1,303,862
  2,880    Tampa, FL Occupational License Ser A Rfdg
           (FGIC Insd)................................         5.375   10/01/15      3,133,786
                                                                                 -------------
                                                                                    46,531,284
                                                                                 -------------
           GEORGIA  2.9%
  1,500    George L Smith II GA World Congress Cent
           Auth Rev Domed Stadium Proj Rfdg (MBIA
           Insd) (AMT)................................         5.500   07/01/20      1,565,535
  5,660    Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA
           Insd)......................................         6.500   01/01/17      6,702,006
    240    Georgia Muni Elec Auth Pwr Rev Ser Y
           (Escrowed to Maturity) (MBIA Insd).........         6.500   01/01/17        287,213
  4,000    Municipal Elec Auth GA Combustion Turbine
           Proj Ser A (MBIA Insd).....................         5.250   11/01/16      4,278,520
                                                                                 -------------
                                                                                    12,833,274
                                                                                 -------------
           HAWAII  0.3%
  1,285    Honolulu, HI City & Cnty Ser B (FGIC
           Insd)......................................         5.500   10/01/11      1,440,472
                                                                                 -------------

           ILLINOIS  16.5%
  2,000    Bedford Park, IL Ser A Rfdg (FSA Insd)
           (b)........................................         5.250   12/15/20      2,115,940
  2,000    Chicago, IL Brd of Ed (Prerefunded @
           12/01/10) (FGIC Insd)......................         5.500   12/01/31      2,258,120
  2,000    Chicago, IL Brd of Ed Chicago Sch Reform
           (Prerefunded @ 12/01/07) (AMBAC Insd)......         5.750   12/01/20      2,266,700
  4,865    Chicago, IL Cap Apprec (Prerefunded @
           07/01/05) (AMBAC Insd).....................           *     07/01/16      2,380,444
  1,500    Chicago, IL Lakefront Millennium Pk Facs
           (MBIA Insd)................................         5.125   01/01/28      1,511,100
  7,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Second Lien Ser A Rfdg (MBIA Insd).........         6.375   01/01/12      7,344,400
  1,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien C-2 Rfdg (XLCA Insd) (AMT)......         5.250   01/01/34      1,503,840
  2,000    Chicago, IL O'Hare Intl Arpt Rev Second
           Lien Passenger Fac B (AMBAC Insd)..........         5.500   01/01/17      2,153,420
  3,500    Chicago, IL Proj Ser A Rfdg (MBIA Insd)
           (c)........................................         5.000   01/01/31      3,471,720
  2,000    Chicago, IL Wastewtr Transmission Rev
           Second Lien (MBIA Insd)....................         5.750   01/01/25      2,142,900
  1,000    Chicago, IL Wastewtr Transmission Rev
           Second Lien (Prerefunded @ 01/01/10) (MBIA
           Insd)......................................         6.000   01/01/30      1,152,710
  2,870    Cook Cnty, IL Cap Impt Ser A (FGIC Insd)...         5.000   11/15/28      2,861,074
  3,500    Du Page Cnty, IL Fst Presv Dist............           *     11/01/10      2,735,845
  2,545    Du Page Cnty, IL Trans Rev (FSA Insd)......         5.750   01/01/15      2,817,722
    805    East Peoria, IL Ser C Rfdg.................         7.000   05/01/17        841,064
  1,310    Elgin, IL Ser B Rfdg.......................         5.750   12/15/13      1,486,876

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 1,600    Grundy, Kendall, & Will Cntys (AMBAC
           Insd)......................................         5.500%  05/01/15  $   1,723,552
  1,250    Illinois Dev Fin Auth Rev Bradley Univ Proj
           (Prerefunded @ 08/01/09) (AMBAC Insd)......         5.375   08/01/24      1,402,487
  1,475    Illinois Dev Fin Auth Rev Loc Govt Pgm
           Geneva Cmnty 304 B (FSA Insd)..............         5.750   01/01/15      1,635,731
  1,145    Illinois Dev Fin Auth Rev Loc Govt Pgm
           Geneva Cmnty 304 B (FSA Insd)..............         5.750   01/01/17      1,267,229
  3,285    Illinois Dev Fin Auth Rev Presbyterian Home
           Lake Proj Ser B (FSA Insd).................         6.300   09/01/22      3,605,222
  2,000    Illinois Ed Fac Auth Rev Lewis Univ........         6.100   10/01/16      1,999,020
  1,250    Illinois Hlth Fac Auth Rev Evangelical Hosp
           Ser C (FSA Insd)...........................         6.750   04/15/17      1,498,987
    700    Illinois Hlth Fac Auth Rev Highland Park
           Hosp Proj Ser A (Prerefunded @ 10/01/07)
           (MBIA Insd)................................         5.750   10/01/17        790,048
  2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare Sys
           Rfdg.......................................         6.000   11/15/10      2,051,580
  2,275    Illinois Hlth Fac Auth Rev South Suburban
           Hosp (Escrowed to Maturity)................         7.000   02/15/18      2,778,776
  1,000    Illinois St (FGIC Insd)....................         5.250   12/01/20      1,053,700
  2,000    Illinois St First Ser (FGIC Insd)..........         5.375   11/01/14      2,181,060
  2,000    Illinois St Sales Tax Rev Build Illinois...         5.000   06/15/19      2,068,160
  1,000    Illinois St Sales Tax Rev Build Illinois...         5.000   06/15/23      1,012,230
    250    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev McCormick Pl Expn Proj (FGIC
           Insd)......................................         5.375   12/15/18        267,130
  8,845    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev McCormick Pl Expn Ser A (FGIC
           Insd)......................................           *     06/15/16      4,923,746
  3,000    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev McCormick Pl Expn Ser A (MBIA
           Insd)......................................         5.250   06/15/42      3,046,530
  1,005    Naperville, IL Ser A.......................         5.000   12/01/10      1,097,721
  1,105    Saint Clair Cnty, IL Pub Bldg Comm Bldg Rev
           Cap Apprec Ser B (FGIC Insd)...............           *     12/01/15        637,806
  1,000    Southern IL Univ Rev Cap Apprec Hsg & Aux
           (MBIA Insd)................................           *     04/01/29        246,460
                                                                                 -------------
                                                                                    74,331,050
                                                                                 -------------

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           INDIANA  3.7%
$ 2,000    Indiana Transn Fin Auth Toll Rd Lease Rev
           Rfdg (AMBAC Insd)..........................         5.375%  07/01/09  $   2,166,520
  4,500    Indianapolis, IN Arpt Auth Rev Spl Fac Fed
           Express Corp Proj (AMT)....................         7.100   01/15/17      4,631,850
  1,935    Logansport, IN Sch Bldg Corp First Mtg
           (FGIC Insd)................................         5.500   07/15/13      2,129,332
  1,000    Marion Cnty, IN Convention & Rec Fac Auth
           Excise Tax Rev (MBIA Insd).................           *     06/01/14        627,750
  1,200    North Adams, IN Cmnty Schs Renovation Bldg
           Corp Cap Apprec First Mtg (FSA Insd).......           *     07/15/15        704,388
  1,280    North Adams, IN Cmnty Schs Renovation Bldg
           Corp Cap Apprec First Mtg (FSA Insd).......           *     01/15/19        607,642
  1,500    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
           (AMT)......................................         5.950   12/01/29      1,507,530
  1,605    Richland Beanblossom, IN Sch First Mtg
           (Prerefunded @ 07/15/11) (FGIC Insd).......         5.500   07/15/12      1,808,081
  2,530    Vigo Cnty, IN Sch Bldg Corp First Mtg Impt
           & Rfdg (FSA Insd)..........................         5.250   07/10/24      2,596,387
                                                                                 -------------
                                                                                    16,779,480
                                                                                 -------------
           IOWA  0.9%
  1,685    Des Moines, IA Pub Pkg Sys Ser A (FGIC
           Insd)......................................         5.750   06/01/15      1,876,888
  1,785    Des Moines, IA Pub Pkg Sys Ser A (FGIC
           Insd)......................................         5.750   06/01/16      1,987,758
                                                                                 -------------
                                                                                     3,864,646
                                                                                 -------------
           KANSAS  1.0%
  1,975    Sedgwick Cnty, KS Uni Sch Dist No 259
           Wichita (MBIA Insd)........................         6.000   09/01/09      2,253,337
  2,000    Wyandotte Cnty, KS Sch Dist 500 Rfdg (FSA
           Insd)......................................         5.000   09/01/19      2,090,640
                                                                                 -------------
                                                                                     4,343,977
                                                                                 -------------
           KENTUCKY  1.8%
  1,500    Kenton Cnty, KY Arpt Brd Rev Cincinnati/
           Northn KY Intl Arpt Ser A Rfdg (AMT) (MBIA
           Insd)......................................         6.250   03/01/09      1,669,320
  1,000    Kenton Cnty, KY Arpt Brd Rev Cincinnati/
           Northn KY Intl Arpt Ser A Rfdg (AMT) (MBIA
           Insd)......................................         6.200   03/01/08      1,109,190
  1,500    Kentucky St Ppty & Bldg Proj No 69 Ser A...         5.000   08/01/05      1,565,415

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           KENTUCKY (CONTINUED)
$ 1,000    Kentucky St Tpk Auth Econ Dev
           Revitalization Proj Rfdg (FSA Insd)........         5.625%  07/01/14  $   1,108,560
  2,450    Louisville & Jefferson Cnty, KY Swr Ser A
           (MBIA Insd)................................         5.500   05/15/16      2,669,593
                                                                                 -------------
                                                                                     8,122,078
                                                                                 -------------
           MARYLAND  1.3%
  1,250    Maryland St Hlth & Higher Ed Fac Auth Rev
           Medstar Health Rfdg........................         5.375   08/15/24      1,216,775
  2,250    Maryland St Trans Auth Arpt Baltimore/Wash
           Intl Arpt B (AMT) (AMBAC Insd).............         5.125   03/01/24      2,274,097
  2,350    Northeast, MD Waste Disp Auth Rfdg (AMT)
           (AMBAC Insd)...............................         5.500   04/01/16      2,509,424
                                                                                 -------------
                                                                                     6,000,296
                                                                                 -------------
           MASSACHUSETTS  3.4%
  2,625    Massachusetts Muni Whsl Elec Co Pwr Supply
           Sys Rev Ser A (Prerefunded @ 07/01/04)
           (AMBAC Insd)...............................         5.000   07/01/14      2,694,379
  5,000    Massachusetts St Cons Ln Ser E (Prerefunded
           @ 01/01/13) (FSA Insd).....................         5.250   01/01/20      5,471,050
  1,500    Massachusetts St Fed Hwy Grant Antic Nt Ser
           A..........................................         5.750   06/15/14      1,700,715
    500    Massachusetts St Hlth & Ed Fac Auth Rev
           Hlthcare Sys Covenant Hlth.................         6.000   07/01/31        523,195
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Partn Hlthcare Sys Ser C...................         5.750   07/01/32      1,046,650
  1,000    Massachusetts St Indl Fin Agy Rev Wentworth
           Institute Tech.............................         5.650   10/01/18      1,033,610
  2,805    Massachusetts St Port Auth Rev Ser A (MBIA
           Insd)......................................         5.000   07/01/22      2,859,585
                                                                                 -------------
                                                                                    15,329,184
                                                                                 -------------

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           MICHIGAN  5.7%
$ 3,015    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Ser C1.................................           *     07/01/17  $   1,488,897
  3,050    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Ser C1.................................           *     07/01/18      1,413,888
  3,050    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Ser C1.................................           *     07/01/19      1,327,421
  3,050    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Ser C1.................................           *     07/01/22      1,073,600
  3,050    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Ser C1.................................           *     07/01/23        996,801
  3,050    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Ser C1.................................           *     07/01/24        923,875
  2,965    Detroit, MI Wtr Supply Sys Ser C (MBIA
           Insd)......................................         5.250%  07/01/20      3,124,695
  3,500    Grand Rapids, MI Downtown Dev Cap Apprec
           (MBIA Insd)................................           *     06/01/15      2,091,215
  2,765    Grand Rapids, MI Downtown Dev Cap Apprec
           (MBIA Insd)................................           *     06/01/16      1,562,253
  1,000    Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC
           Insd)......................................         5.750   01/01/13      1,115,120
  1,400    Hillsdale, MI Hosp Fin Auth Hosp Rev
           Hillsdale Cmnty Hlth Cent..................         5.250   05/15/26      1,228,948
  2,000    Michigan Muni Bd Auth Rev Clean Wtr Rev
           Fd.........................................         5.250   10/01/18      2,119,180
  2,850    Michigan St Hosp Fin Auth Rev Ascension
           Hlth Cr Ser A (Prerefunded @ 11/15/09)
           (MBIA Insd)................................         5.750   11/15/18      3,258,975
  1,500    Michigan St Strategic Fd Detroit Edison Co
           Proj C Rfdg (XLCA Insd) (AMT)..............         5.450   12/15/32      1,531,665
  2,500    Michigan St Strategic Fd Detroit Edison Co
           Proj Ser A (XLCA Insd) (AMT)...............         5.500   06/01/30      2,577,825
                                                                                 -------------
                                                                                    25,834,358
                                                                                 -------------

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           MINNESOTA  1.8%
$ 5,000    Minneapolis & Saint Paul, MN Metro Arpts
           Comm Arpt Rev Ser A (FGIC Insd)............         5.125%  01/01/31  $   5,051,100
  2,800    Minnesota Agriculture & Econ Dev Brd Rev
           Hlthcare Sys Fairview Hosp Ser A (MBIA
           Insd)......................................         5.750   11/15/26      2,974,076
                                                                                 -------------
                                                                                     8,025,176
                                                                                 -------------
           MISSISSIPPI  1.4%
  3,000    Medical Cent Ed Bldg Corp MS Rev Univ MS
           Med Cent Proj (Prerefunded @ 12/01/04)
           (MBIA Insd)................................         5.900   12/01/23      3,141,690
  3,250    Mississippi Business Fin Corp MS Pollutn
           Ctl Rev Sys Energy Res Inc Proj............         5.875   04/01/22      3,266,217
                                                                                 -------------
                                                                                     6,407,907
                                                                                 -------------
           MISSOURI  1.3%
  1,500    Cape Girardeau Cnty, MO Indl Dev Auth
           Hlthcare Fac Rev Southeast MO Hosp Assoc...         5.625   06/01/27      1,516,410
  1,625    Jefferson Cnty, MO Reorg Sch Dist No R-6
           (FGIC Insd)................................         5.625   03/01/20      1,820,244
  1,500    Kansas City, MO Met Cmnty Impt Leasehold Jr
           College Rfdg (FGIC Insd)...................         5.500   07/01/17      1,632,525
  1,000    Missouri St Hwys & Trans Ser A.............         5.125   02/01/17      1,055,660
                                                                                 -------------
                                                                                     6,024,839
                                                                                 -------------
           NEBRASKA  0.8%
  1,190    Dodge Cnty, NE Sch Dist No 001 Fremont (FSA
           Insd)......................................         5.750   12/15/13      1,335,382
  2,260    University NE Univ Rev Lincoln Student Fees
           & Fac Ser B................................         5.000   07/01/23      2,284,770
                                                                                 -------------
                                                                                     3,620,152
                                                                                 -------------
           NEVADA  0.3%
  1,500    Reno, NV Sr Lien Retrac Reno Trans Proj
           (AMBAC Insd)...............................         5.125   06/01/32      1,507,725
                                                                                 -------------

           NEW HAMPSHIRE  0.5%
  1,000    New Hampshire Hlth & Ed Fac Auth Rev
           Derryfield Sch.............................         7.000   07/01/30        996,890
  1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev
           Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)...         6.300   05/01/22      1,105,870
                                                                                 -------------
                                                                                     2,102,760
                                                                                 -------------

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           NEW JERSEY  11.9%
$ 5,650    Garden St Preservation Tr NJ Ser A (FSA
           Insd)......................................         5.250%  11/01/19  $   6,026,459
  1,500    New Jersey Econ Dev Auth Rev Trans Proj
           Sublease Ser A (Prerefunded @ 05/01/09)
           (FSA Insd).................................         5.250   05/01/17      1,657,830
 25,000    New Jersey Econ Dev Auth St Contract Econ
           Recovery (MBIA Insd).......................         5.900   03/15/21     28,698,000
  2,000    New Jersey Hlthcare Fac Fin Auth Rev Gen
           Hosp Ctr Passaic (Escrowed to Maturity)
           (FSA Insd).................................         6.000   07/01/06      2,135,060
  3,000    New Jersey St Ed Fac Auth Higher Ed Cap
           Impt Ser A (AMBAC Insd)....................         5.250   09/01/19      3,175,080
    710    New Jersey St Tpk Auth Tpk Rev Ser A (MBIA
           Insd)......................................         6.000   01/01/11        813,589
    290    New Jersey St Tpk Auth Tpk Rev Ser A
           (Escrowed to Maturity) (MBIA Insd).........         6.000   01/01/11        333,613
  3,500    New Jersey St Trans Corp Ctfs Fed Trans
           Admin Grants Ser A (AMBAC Insd)............         5.500   09/15/13      3,898,230
  2,385    New Jersey St Trans Corp Ctfs Fed Trans
           Admin Grants Ser A (Prerefunded @ 09/15/09)
           (AMBAC Insd)...............................         5.750   09/15/11      2,702,420
  4,000    New Jersey St Trans Tr Fd Auth Trans Sys
           Ser C (FSA Insd)...........................         5.500   06/15/20      4,329,120
                                                                                 -------------
                                                                                    53,769,401
                                                                                 -------------
           NEW MEXICO  0.3%
  1,250    Jicarilla, NM Apache Nation Rev Ser A
           (Acquired 10/23/2003, Cost $1,274,958).....         5.500   09/01/23      1,277,088
                                                                                 -------------

           NEW YORK  23.4%
  3,000    Metropolitan Trans Auth NY Commuter Fac Rev
           Ser A (Prerefunded @ 01/01/08) (MBIA
           Insd)......................................         5.625   07/01/27      3,358,140
  2,000    Metropolitan Trans Auth NY Trans Fac Rev
           Svc Contract Ser R (Prerefunded @
           07/01/15)..................................         5.500   07/01/17      2,259,320
  2,000    Nassau Cnty, NY Interim Fin Auth Sales Tax
           Secured Ser A (Prerefunded @ 11/15/10).....         5.750   11/15/13      2,282,360
  2,500    New York City Ser A Rfdg...................         7.000   08/01/05      2,661,775
  3,000    New York City Ser A Rfdg...................         7.000   08/01/06      3,310,830
  1,850    New York City Ser G........................         5.875   10/15/14      2,019,645
  1,000    New York City Ser H........................         5.750   03/15/13      1,091,490
  5,000    New York City Ser I........................         6.000   04/15/12      5,460,900
  2,500    New York City Ser I (MBIA Insd)............         5.000   08/01/17      2,629,925
 10,000    New York City Trans Auth Trans Fac
           Livingston Plaza Proj Rfdg (Escrowed to
           Maturity) (FSA Insd).......................         5.400   01/01/18     11,039,000

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           NEW YORK (CONTINUED)
$ 3,000    New York City Transitional Fin Auth Rev
           Future Tax Secd Ser A Rfdg (d).............  5.500/14.000%  11/01/26  $   3,315,720
  5,305    New York City Transitional Future Tax Secd
           Ser C (AMBAC Insd).........................         5.250   08/01/20      5,604,467
  2,000    New York City Transitional Future Tax Secd
           Ser C (AMBAC Insd).........................         5.250   08/01/22      2,095,980
  4,545    New York City Transitional Future Tax Secd
           Ser D (MBIA Insd)..........................         5.250   02/01/21      4,800,838
  2,500    New York St Dorm Auth Lease Rev Muni Hlth
           Fac Impt Pgm Ser A (FSA Insd)..............         5.500   05/15/25      2,590,950
  1,250    New York St Dorm Auth Lease Rev St Univ
           Dorm Fac Ser C (Prerefunded @ 07/01/09)
           (MBIA Insd)................................         5.500   07/01/29      1,410,238
 13,500    New York St Dorm Auth Rev City Univ Sys Ser
           C..........................................         7.500   07/01/10     15,628,005
  3,000    New York St Dorm Auth Rev St Univ Ed Fac
           (Prerefunded @ 05/15/10) (FGIC Insd).......         5.750   05/15/24      3,435,000
  2,000    New York St Dorm Auth Rev St Univ Ed Fac
           1989 Res (MBIA Insd).......................         6.000   05/15/16      2,274,860
  1,980    New York St Dorm Auth Rev St Univ Ed Fac
           Ser B......................................         5.250   05/15/10      2,173,189
  1,500    New York St Environmental Fac Revolving Fds
           Ser C......................................         5.000   07/15/21      1,546,230
  1,550    New York St Hsg Fin Agy St Economic Dev &
           Hsg Ser A..................................         5.000   09/15/23      1,547,055
  2,840    New York St Loc Govt Assistance Corp Ser E
           Rfdg.......................................         6.000   04/01/14      3,264,807
  3,000    New York St Med Care Fac Fin Agy Rev NY
           Hosp Mtg Ser A (Prerefunded @ 02/15/05)
           (AMBAC Insd)...............................         6.750   08/15/14      3,187,530
  5,875    New York St Med Care Fac Fin Agy Rev Saint
           Peter's Hosp Proj Ser A (AMBAC Insd).......         5.375   11/01/20      6,004,603
  1,500    New York St Urban Dev Corp Rev Proj Cent
           for Indl Innovation Rfdg...................         5.500   01/01/13      1,657,020
  3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj
           JFK Intl Arpt Terminal 6 (AMT) (MBIA
           Insd)......................................         5.750   12/01/22      3,219,330
  3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj
           JFK Intl Arpt Terminal 6 (AMT) (MBIA
           Insd)......................................         5.750   12/01/25      3,146,580
  2,150    Triborough Brdg & Tunl Auth Gen Purp Ser
           A..........................................         5.000   01/01/27      2,150,538
                                                                                 -------------
                                                                                   105,166,325
                                                                                 -------------

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           NORTH CAROLINA  5.1%
$ 2,000    Johnston Cnty, NC (FGIC Insd)..............         5.900%  03/01/19  $   2,263,280
  1,000    North Carolina Eastern Muni Pwr Agy Pwr Sys
           Rev Ser D..................................         6.750   01/01/26      1,097,350
 15,000    North Carolina Muni Pwr Agy No 1 Catawba
           Elec Rev Rfdg (MBIA Insd)..................         6.000   01/01/12     17,139,300
  2,500    North Carolina Muni Pwr Agy Ser A (MBIA
           Insd)......................................         5.250   01/01/19      2,637,800
                                                                                 -------------
                                                                                    23,137,730
                                                                                 -------------
           NORTH DAKOTA  0.3%
  1,390    North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm
           Home Mtg Fin Ser B (MBIA Insd) (AMT).......         5.500   07/01/29      1,410,197
                                                                                 -------------

           OHIO  2.1%
  1,400    Bowling Green St Univ OH Gen Rcpt (FGIC
           Insd)......................................         5.750   06/01/12      1,565,704
  1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj.......................................         7.500   01/01/30      1,101,400
  1,000    Delaware Cnty, OH Cap Fac..................         6.000   12/01/25      1,104,180
  1,000    Hamilton, OH One Renaissance Ctr Ser A
           (AMBAC Insd)...............................         5.500   11/01/16      1,093,150
  1,000    Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig
           Group Ser A................................         6.000   11/15/32      1,041,680
  1,000    Ohio St Air Quality Dev Auth Rev JMG Fdg
           Ltd Part Proj Rfdg (AMT) (AMBAC Insd)......         6.375   04/01/29      1,036,640
  1,840    Pickerington, OH Loc Sch Dist Cap Apprec
           Sch Fac Contr (FGIC Insd)..................           *     12/01/12      1,285,038
  1,000    University Cincinnati OH Gen Ser A (FGIC
           Insd)......................................         5.500   06/01/09      1,116,190
                                                                                 -------------
                                                                                     9,343,982
                                                                                 -------------
           OKLAHOMA  1.9%
  1,500    Jenks, OK Aquarium Auth Rev First Mtg
           (Prerefunded @ 07/01/10) (MBIA Insd).......         6.100   07/01/30      1,746,255
  1,575    Oklahoma City, OK Arpt Tr Jr Lien 27th Ser
           B (FSA Insd) (AMT).........................         5.750   07/01/16      1,695,299
  2,500    Pottawatomie Cnty, OK Dev Auth North Dear
           Creek Reservoir Proj (AMBAC Insd)..........         5.000   07/01/23      2,537,500
  2,250    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
           (AMBAC Insd)...............................         6.250   11/01/22      2,589,300
                                                                                 -------------
                                                                                     8,568,354
                                                                                 -------------

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           OREGON  2.9%
$ 4,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
           Insd)......................................         5.250%  07/01/22  $   4,173,720
  3,000    Oregon St Dept Admin Ser C Rfdg (MBIA
           Insd)......................................         5.250   11/01/17      3,189,360
  1,290    Oregon St Veterans Welfare Ser 76A.........         6.050   10/01/28      1,332,867
  1,190    Portland, OR Cmnty College Dist Ser B......         5.250   06/01/12      1,291,198
  1,985    Portland, OR Urban Renewal & Redev Downtown
           Wtrfront Ser A (AMBAC Insd)................         5.750   06/15/16      2,211,211
  1,000    Washington Multnomah & Yamhill (MBIA
           Insd)......................................         5.000   06/01/13      1,065,270
                                                                                 -------------
                                                                                    13,263,626
                                                                                 -------------
           PENNSYLVANIA  4.4%
  1,250    Allegheny Cnty, PA Ctf Part (AMBAC Insd)...         5.000   12/01/28      1,252,450
  1,250    Allegheny Cnty, PA San Auth Swr Rev (MBIA
           Insd)......................................         5.750   12/01/16      1,396,613
  4,680    Erie, PA Sch Dist Cap Apprec Rfdg (FSA
           Insd)......................................           *     09/01/19      2,187,853
  3,650    Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med
           Rfdg (FHA Gtd).............................         7.000   08/01/22      3,836,150
  1,905    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
           Insd)......................................           *     09/15/16      1,066,381
  1,710    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
           Insd)......................................           *     03/15/19        820,270
  1,385    Harrisburg, PA Cap Apprec Ser F Rfdg (AMBAC
           Insd)......................................           *     09/15/19        648,166
  2,000    Harrisburg, PA Res Gtd Sub Ser D 2 (FSA
           Insd)......................................         5.000   12/01/33      2,124,480
  1,500    Penn Cambria Sch Dist PA Cap Apprec (FGIC
           Insd)......................................           *     08/15/20        659,295
     60    Penn Hills, PA (Prerefunded @ 12/01/07)
           (FGIC Insd)................................         5.900   12/01/17         67,206
  1,000    Pennsylvania St Higher Ed Fac Auth College
           & Univ Rev Bryn Mawr College (MBIA Insd)...         5.625   12/01/27      1,056,510
  1,000    Philadelphia, PA Auth Indl Dev Philadelphia
           Arpt Sys Proj Ser A (FGIC Insd) (AMT)......         5.125   07/01/19      1,021,890
  1,400    Philadelphia, PA Sch Dist Ser A (FSA
           Insd)......................................         5.750   02/01/12      1,559,754
  1,500    Pittsburgh, PA Ser A (Prerefunded @
           09/01/09) (FGIC Insd)......................         5.750   09/01/23      1,687,845
  1,005    Southeast Delco Sch Dist PA Cap Apprec
           (MBIA Insd)................................           *     02/01/17        545,454
                                                                                 -------------
                                                                                    19,930,317
                                                                                 -------------

 18                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           RHODE ISLAND  0.4%
$ 1,490    Providence, RI Redev Agy Rev Pub Safety &
           Muni Bldgs Ser A (AMBAC Insd)..............         5.500%  04/01/14  $   1,633,532
                                                                                 -------------

           SOUTH CAROLINA  3.9%
  2,275    Beaufort Cnty, SC Tax Increment New River
           Redev Proj Area (MBIA Insd)................         5.500   06/01/19      2,463,074
  2,375    Berkeley Cnty, SC Sch Dist Ctfs Part
           Berkeley Sch Facs Grp Inc (Escrowed to
           Maturity) (MBIA Insd)......................         5.250   02/01/16      2,538,186
  2,700    Charleston Cnty, SC Solid Waste
           (Prerefunded @ 01/01/05) (MBIA Insd).......         6.000   01/01/14      2,838,456
  3,750    South Carolina Jobs Econ Dev Auth Indl Rev
           Elec & Gas Co Proj Ser B (AMBAC Insd)
           (AMT)......................................         5.450   11/01/32      3,847,163
  3,500    South Carolina Jobs Econ Elec & Gas Co Proj
           Ser A (AMBAC Insd).........................         5.200   11/01/27      3,576,440
  2,000    South Carolina St Pub Svc Auth Rev Ser D
           Rfdg (FSA Insd)............................         5.000   01/01/20      2,061,580
                                                                                 -------------
                                                                                    17,324,899
                                                                                 -------------
           SOUTH DAKOTA  0.8%
  1,375    Deadwood, SD Ctf Part (ACA Insd)...........         6.375   11/01/20      1,464,636
  1,000    South Dakota St Hlth & Ed Fac Auth Rev
           Childrens Care Hosp Rfdg...................         6.125   11/01/29      1,045,700
    995    South Dakota St Hlth & Ed Fac Auth
           Vocational Ed Pgm Ser A (AMBAC Insd).......         5.400   08/01/13      1,087,097
                                                                                 -------------
                                                                                     3,597,433
                                                                                 -------------
           TENNESSEE  2.0%
  1,500    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg Mtn States Rfdg (MBIA Insd)......         7.500   07/01/25      1,849,965
  1,000    Memphis, TN Gen Impt.......................         5.000   05/01/20      1,034,060
    410    Montgomery Cnty, TN Pub Impt Rfdg (FGIC
           Insd)......................................         5.500   05/01/16        446,695
  5,090    Montgomery Cnty, TN Pub Impt Rfdg
           (Prerefunded @ 05/01/12) (FGIC Insd).......         5.500   05/01/16      5,715,154
                                                                                 -------------
                                                                                     9,045,874
                                                                                 -------------
           TEXAS  11.3%
  2,685    Beaumont, TX Wtrwks & Swr Sys (FGIC Insd)..         6.250   09/01/15      3,082,622
  1,275    Cameron Cnty, TX Ctf Oblig (AMBAC Insd)....         5.750   02/15/13      1,415,888
  3,000    Dallas Cnty, TX Util & Reclamation Dist Ser
           B Rfdg (AMBAC Insd)........................         5.875   02/15/29      3,078,930
  2,000    Dallas, TX Wtrwks & Swr Sys Rev Rfdg.......         5.750   10/01/17      2,215,920

See Notes to Financial Statements                                             19

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 4,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt
           Ser A Rfdg (FGIC Insd) (AMT)...............         5.500%  11/01/31  $   4,097,440
  4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
           A (FGIC Insd) (AMT)........................         5.750   11/01/30      4,131,120
  6,000    Harris Cnty, TX Flood Ctl Dist Contract B
           Rfdg.......................................         5.000   10/01/23      6,069,420
  1,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
           (FSA Insd) (AMT)...........................         5.625   07/01/30      1,022,420
  3,000    Houston, TX Hotel Occupancy Tax & Spl Rev
           Convention & Entmt Ser B (AMBAC Insd)......         5.750   09/01/15      3,336,810
  1,500    Houston, TX Pub Impt Rfdg (FSA Insd).......         5.750   03/01/15      1,663,785
  1,925    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser C
           (FGIC Insd)................................         5.375   12/01/27      1,974,723
  1,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj........................         7.250   01/01/31      1,415,415
  1,500    North Cent TX Hlth Fac Dev Hosp Baylor
           Hlthcare Sys Proj Ser A....................         5.125   05/15/29      1,472,985
  4,000    North Cent TX Hlth Fac Dev Hosp Childrens
           Med Ctr Dallas (AMBAC Insd)................         5.250   08/15/32      4,065,240
  3,000    San Antonio, TX Elec & Gas Sys Rfdg........         5.375   02/01/16      3,227,310
  2,750    Texas St Vets Housing Assistance Pgm Vet
           Ser B (FHA Gtd) (AMT)......................         6.100   06/01/31      2,900,920
  3,000    University of TX Univ Rev Fin Sys Ser A....         5.250   08/15/20      3,172,620
  2,300    University of TX Univ Rev Fin Sys Ser C
           (Prerefunded @ 08/15/11)...................         5.375   08/15/19      2,560,429
                                                                                 -------------
                                                                                    50,903,997
                                                                                 -------------
           UTAH  1.9%
    140    Utah St Hsg Fin Agy Single Family Mtg
           Mezzanine Issue H1 (AMBAC Insd)............         6.000   07/01/12        145,930
  3,625    Utah St Ser A..............................         5.000   07/01/07      3,921,815
  4,000    Utah St Ser B Rfdg.........................         5.250   07/01/08      4,407,000
                                                                                 -------------
                                                                                     8,474,745
                                                                                 -------------
           VIRGINIA  0.5%
  1,320    Fairfax Cnty, VA Ctf Part..................         5.300   04/15/23      1,360,867
  1,000    Henrico Cnty, VA Indl Dev Auth Pub Fac
           Lease Rev Henrico Cnty Regl Jail Proj
           (Prerefunded @ 08/01/05)...................         7.125   08/01/21      1,089,920
                                                                                 -------------
                                                                                     2,450,787
                                                                                 -------------

 20                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           WASHINGTON  6.4%
$ 3,245    Clark Cnty, WA Sch Dist 114 Evergreen (FSA
           Insd)......................................         5.500%  12/01/15  $   3,539,711
  2,500    Energy Northwest WA Elec Rev Proj No 3 Ser
           A Rfdg (FSA Insd)..........................         5.500   07/01/18      2,696,050
  5,360    Energy Northwest WA Elec Rev Proj No 3 Ser
           B Rfdg (FSA Insd)..........................         6.000   07/01/16      6,039,594
  1,485    Pierce Cnty, WA (AMBAC Insd)...............         5.750   08/01/14      1,662,339
  1,000    Port Seattle, WA Rev Ser B (MBIA Insd)
           (AMT)......................................         5.625   02/01/24      1,031,820
  1,435    Radford Ct Pptys WA Student Hsg Rev (MBIA
           Insd)......................................         6.000   06/01/15      1,624,233
  1,585    Radford Ct Pptys WA Student Hsg Rev (MBIA
           Insd)......................................         6.000   06/01/16      1,797,073
  1,150    Seattle, WA Muni Lt & Pwr Rev..............         5.250   12/01/08      1,261,148
  1,315    Seattle, WA Muni Lt & Pwr Rev..............         5.500   12/01/09      1,458,690
  1,000    Seattle, WA Muni Lt & Pwr Rev..............         5.625   12/01/18      1,066,690
  3,000    Spokane, WA Pub Fac Dist Hotel Motel &
           Sales Use Tax (MBIA Insd)..................         5.250   09/01/33      3,069,060
  1,350    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA
           Insd)......................................         5.750   01/01/15      1,494,545
  1,650    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA
           Insd)......................................         5.500   01/01/12      1,835,592
                                                                                 -------------
                                                                                    28,576,545
                                                                                 -------------
           WISCONSIN  1.1%
  1,225    De Pere, WI Unit Sch Dist Rfdg (FGIC
           Insd)......................................         5.000   10/01/13      1,296,479
  1,340    Oconto Falls, WI Pub Sch Dist Ser A Rfdg
           (Prerefunded @ 03/01/11) (FSA Insd)........         5.750   03/01/15      1,524,625
  2,000    Southeast WI Professional Baseball Pk Dist
           Sales Tax Rev Ser A Rfdg (MBIA Insd).......         5.500   12/15/20      2,223,540
                                                                                 -------------
                                                                                     5,044,644
                                                                                 -------------

See Notes to Financial Statements                                             21

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
           GUAM  0.7%
$ 3,000    Guam Pwr Auth Rev Ser A (AMBAC Insd).......         5.250%  10/01/34  $   3,067,710
                                                                                 -------------

           PUERTO RICO  0.3%
  1,110    Puerto Rico Comwlth Aqueduct & Swr Auth Rev
           Rfdg.......................................         5.000   07/01/15      1,136,540
                                                                                 -------------

TOTAL LONG-TERM INVESTMENTS  156.9%
  (Cost $658,074,034)..........................................................    706,377,571
SHORT-TERM INVESTMENTS  0.2%
  (Cost $1,030,000)............................................................      1,030,000
                                                                                 -------------

TOTAL INVESTMENTS  157.1%
  (Cost $659,104,034)..........................................................    707,407,571
OTHER ASSETS IN EXCESS OF LIABILITIES  1.8%....................................      7,889,586
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.9%)....................   (265,065,749)
                                                                                 -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%.................................  $ 450,231,408
                                                                                 =============

*   Zero coupon bond

(a) Security includes a put feature allowing the trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.

(b) Securities purchased on a when-issued or delayed delivery basis.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 22                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $659,104,034).......................  $707,407,571
Cash........................................................       357,060
Receivables:
  Interest..................................................    10,586,745
  Investments Sold..........................................     1,795,625
Other.......................................................         2,271
                                                              ------------
    Total Assets............................................   720,149,272
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     3,809,523
  Investment Advisory Fee...................................       356,249
  Variation Margin on Futures...............................       116,469
  Income Distributions--Common Shares.......................       111,530
  Administrative Fee........................................        29,687
  Other Affiliates..........................................        26,121
Trustees' Deferred Compensation and Retirement Plans........       300,308
Accrued Expenses............................................       102,228
                                                              ------------
    Total Liabilities.......................................     4,852,115
Preferred Shares (including accrued distributions)..........   265,065,749
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $450,231,408
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($450,231,408 divided by
  27,013,149 shares outstanding)............................  $      16.67
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 27,013,149 shares issued and
  outstanding)..............................................  $    270,131
Paid in Surplus.............................................   399,277,851
Net Unrealized Appreciation.................................    49,324,965
Accumulated Undistributed Net Investment Income.............     3,043,602
Accumulated Net Realized Loss...............................    (1,685,141)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $450,231,408
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 10,600 issued with liquidation preference of
  $25,000 per share)........................................  $265,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $715,231,408
                                                              ============

See Notes to Financial Statements                                             23

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 17,837,036
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,194,069
Preferred Share Maintenance.................................       353,186
Administrative Fee..........................................       182,839
Trustees' Fees and Related Expenses.........................        81,453
Legal.......................................................        34,152
Custody.....................................................        21,449
Other.......................................................       162,317
                                                              ------------
    Total Expenses..........................................     3,029,465
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 14,807,571
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $    480,454
  Futures...................................................    (4,231,163)
                                                              ------------
Net Realized Loss...........................................    (3,750,709)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    55,619,347
                                                              ------------
  End of the Period:
    Investments.............................................    48,303,537
    Futures.................................................     1,021,428
                                                              ------------
                                                                49,324,965
                                                              ------------
Net Unrealized Depreciation During the Period...............    (6,294,382)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(10,045,091)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (1,338,546)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $  3,423,934
                                                              ============

 24                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2004     OCTOBER 31, 2003
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 14,807,571        $ 29,908,581
Net Realized Gain/Loss..................................      (3,750,709)          5,112,551
Net Unrealized Depreciation During the Period...........      (6,294,382)         (2,721,390)
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (1,113,675)         (2,221,342)
  Net Realized Gain.....................................        (224,871)           (786,321)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       3,423,934          29,292,079
Distributions to Common Shareholders:
  Net Investment Income.................................     (13,708,544)        (28,875,489)
  Net Realized Gain.....................................      (2,814,615)         (8,705,889)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     (13,099,225)         (8,289,299)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     463,330,633         471,619,932
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $3,043,602 and $3,058,250,
  respectively).........................................    $450,231,408        $463,330,633
                                                            ============        ============

See Notes to Financial Statements                                             25

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS
                                                              ENDED
                                                            APRIL 30,     -------------------
                                                               2004        2003      2002 (a)
                                                            ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..................   $ 17.15      $ 17.46    $ 17.51
                                                             -------      -------    -------
  Net Investment Income...................................       .55         1.10       1.18
  Net Realized and Unrealized Gain/Loss...................      (.37)         .09        .18
  Common Share Equivalent of Distributions Paid to
    Preferred Shareholders:
    Net Investment Income.................................      (.04)        (.08)      (.10)
    Net Realized Gain.....................................      (.01)        (.03)      (.07)
                                                             -------      -------    -------
Total from Investment Operations..........................       .13         1.08       1.19
Distributions Paid to Common Shareholders:
    Net Investment Income.................................      (.51)       (1.07)     (1.03)
    Net Realized Gain.....................................      (.10)        (.32)      (.21)
                                                             -------      -------    -------
NET ASSET VALUE, END OF THE PERIOD........................   $ 16.67      $ 17.15    $ 17.46
                                                             =======      =======    =======

Common Share Market Price at End of the Period............   $ 14.42      $ 15.58    $ 15.80
Total Return (b)..........................................    -3.80%*       7.60%     14.56%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)....................................   $ 450.2      $ 463.3    $ 471.6
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c).......................................     1.30%        1.28%      1.41%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c).........................     6.33%        6.40%      6.89%
Portfolio Turnover........................................        6%*         23%        33%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c)....................................      .83%         .82%       .89%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d).........................     5.85%        5.92%      6.30%

SENIOR SECURITIES:
Total Preferred Shares Outstanding........................    10,600       10,600     10,600
Asset Coverage Per Preferred Share (e)....................   $67,481      $68,721    $69,511
Involuntary Liquidating Preference Per Preferred Share....   $25,000      $25,000    $25,000
Average Market Value Per Preferred Share..................   $25,000      $25,000    $25,000

*  Non-Annualized

(a)As required effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .02%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
-----------------------------------------------------------------------------------------
      2001       2000       1999       1998       1997       1996       1995       1994
-----------------------------------------------------------------------------------------
     $ 16.22   $  15.63   $  17.64   $  17.29   $  16.58   $  16.58   $  15.03   $  17.95
     -------   --------   --------   --------   --------   --------   --------   --------
        1.25       1.32       1.33       1.35       1.37       1.38       1.42       1.43
        1.24        .64      (1.94)       .42        .74        .11       1.65      (2.84)
        (.32)      (.40)      (.32)      (.34)      (.35)      (.35)      (.38)      (.30)
         -0-        -0-       (.02)      (.02)       -0-        -0-        -0-       (.01)
     -------   --------   --------   --------   --------   --------   --------   --------
        2.17       1.56       (.95)      1.41       1.76       1.14       2.69      (1.72)
        (.88)      (.97)      (.99)     (1.00)     (1.05)     (1.14)     (1.14)     (1.14)
         -0-        -0-       (.07)      (.06)       -0-        -0-        -0-       (.06)
     -------   --------   --------   --------   --------   --------   --------   --------
     $ 17.51   $  16.22   $  15.63   $  17.64   $  17.29   $  16.58   $  16.58   $  15.03
     =======   ========   ========   ========   ========   ========   ========   ========

     $ 14.94   $13.5625   $13.6875   $  17.00   $ 16.125   $ 15.813   $  15.75   $  14.00
      16.85%      6.41%    -13.97%     12.40%      8.92%      7.84%     21.15%    -13.12%
     $ 473.0   $  438.1   $  422.2   $  476.6   $  467.0   $  447.8   $  447.9   $  406.1
       1.55%      1.68%      1.61%      1.58%      1.60%      1.62%      1.68%      1.63%
       7.37%      8.44%      7.87%      7.73%      8.16%      8.37%      8.96%      8.63%
         29%        31%        33%        29%        40%        30%        15%        20%

        .98%      1.03%      1.02%      1.01%      1.01%      1.02%      1.04%      1.03%
       5.49%      5.86%      6.00%      5.80%      6.06%      6.24%      6.55%      6.79%

      10,600     10,600     10,600      5,300      5,300      5,300      5,300      5,300
     $69,623   $ 66,332   $ 64,827   $139,932   $138,116   $134,491   $134,501   $126,614
     $25,000   $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             27

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on January 24, 1992. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2004, the Trust has $3,809,523 of when issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    At April 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $658,317,292
                                                                ============
Gross tax unrealized appreciation...........................    $ 50,305,563
Gross tax unrealized depreciation...........................      (1,215,284)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 49,090,279
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2003 was as follows:

Distributions paid from:
  Ordinary income...........................................    $1,160,043
  Long-term capital gain....................................     8,535,890
                                                                ----------
                                                                $9,695,933
                                                                ==========

    As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $  123,357
Undistributed long-term capital gain........................     3,036,707

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust pays a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .05% of the average daily net assets of the Trust. Effective June 1, 2004, the administrative fee was reduced from ..05% to .00%.

    For the six months ended April 30, 2004, the Trust recognized expenses of approximately $22,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each Trust. For the six months ended April 30, 2004, the Trust recognized expenses of approximately $30,500 representing Van Kampen's cost of providing accounting and legal

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $45,535,141 and $49,835,753, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the Investment Company Act of 1940, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    Transactions in futures contracts, each with a par value of $100,000, for the six months ended April 30, 2004, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2003.............................        856
Futures Opened..............................................      1,238
Futures Closed..............................................     (1,576)
                                                                 ------
Outstanding at April 30, 2004...............................        518
                                                                 ======

    The futures contracts outstanding as of April 30, 2004, and the description and unrealized appreciation/depreciation were as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures June 2004 (Current
  Notional Value of $110,500 per contract)..................      90           227,431
U.S. Treasury Notes 5-Year Futures June 2004 (Current
  Notional Value of $109,938 per contract)..................     428           793,997
                                                                ----        ----------
                                                                 518        $1,021,428
                                                                ====        ==========

5. PREFERRED SHARES

The Trust has outstanding 10,600 Auction Preferred Shares ("APS") in four series. Series A, B, and C contain 3,000 shares each while Series D contains 1,600 shares. Dividends are cumulative and the dividend rate is currently reset through an auction process. The dividend period is 28 days for Series A, B, C and D. The average rate in effect on April 30, 2004 was 1.051%. During the six months ended April 30, 2004, the rates ranged from 0.780% to 1.600%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 32

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VGM SAR 6/04 RN04-00757P-Y04/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

By: /s/ John L. Sullivan
    --------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: June 22, 2004